Schedule of Investments(a)
March 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.53%
Aerospace & Defense–2.63%
RTX Corp.	176,333	$23,357,069
Textron, Inc.	122,885	8,878,442
		32,235,511
Air Freight & Logistics–1.26%
FedEx Corp.	63,259	15,421,279
Application Software–1.04%
Salesforce, Inc.	47,751	12,814,458
Asset Management & Custody Banks–1.06%
KKR & Co., Inc., Class A	112,246	12,976,760
Automobile Manufacturers–1.30%
General Motors Co.	340,245	16,001,722
Broadline Retail–2.26%
Amazon.com, Inc.(b)	145,921	27,762,930
Building Products–2.35%
Johnson Controls International PLC	359,602	28,807,716
Cargo Ground Transportation–0.53%
J.B. Hunt Transport Services, Inc.	43,875	6,491,306
Communications Equipment–1.30%
Cisco Systems, Inc.	259,353	16,004,674
Consumer Finance–0.20%
American Express Co.	9,307	2,504,048
Distributors–0.23%
Genuine Parts Co.(c)	23,697	2,823,261
Diversified Banks–8.39%
Bank of America Corp.	929,178	38,774,598
PNC Financial Services Group, Inc. (The)	93,307	16,400,571
Wells Fargo & Co.	666,092	47,818,745
		102,993,914
Electric Utilities–3.43%
American Electric Power Co., Inc.(c)	114,618	12,524,309
FirstEnergy Corp.	240,542	9,722,707
PPL Corp.(c)	548,572	19,808,935
		42,055,951
Electrical Components & Equipment–1.39%
Emerson Electric Co.	155,808	17,082,789
Electronic Components–0.84%
Coherent Corp.(b)	158,256	10,277,145
Electronic Equipment & Instruments–0.88%
Zebra Technologies Corp., Class A(b)	38,368	10,841,262
Fertilizers & Agricultural Chemicals–0.86%
Corteva, Inc.	166,882	10,501,884
Shares		Value
Food Distributors–3.18%
Sysco Corp.	284,940	$21,381,898
US Foods Holding Corp.(b)	270,104	17,681,008
		39,062,906
Footwear–0.39%
NIKE, Inc., Class B	75,486	4,791,851
Health Care Equipment–2.73%
GE HealthCare Technologies, Inc.	117,702	9,499,729
Medtronic PLC	266,663	23,962,337
		33,462,066
Health Care Services–1.46%
CVS Health Corp.	264,189	17,898,805
Industrial Machinery & Supplies & Components–3.95%
Fortive Corp.	229,288	16,779,296
Parker-Hannifin Corp.	37,372	22,716,570
Stanley Black & Decker, Inc.(c)	117,697	9,048,545
		48,544,411
Insurance Brokers–2.15%
Willis Towers Watson PLC	77,978	26,352,665
Integrated Oil & Gas–6.44%
Cenovus Energy, Inc. (Canada)	266,162	3,699,135
Chevron Corp.	130,815	21,884,041
Exxon Mobil Corp.	171,060	20,344,166
Shell PLC (United Kingdom)	595,612	21,680,448
Suncor Energy, Inc. (Canada)	294,705	11,410,974
		79,018,764
Interactive Media & Services–2.62%
Alphabet, Inc., Class A	122,024	18,869,791
Meta Platforms, Inc., Class A	23,114	13,321,985
		32,191,776
Investment Banking & Brokerage–3.00%
Charles Schwab Corp. (The)	276,167	21,618,353
Goldman Sachs Group, Inc. (The)	27,971	15,280,277
		36,898,630
IT Consulting & Other Services–0.90%
Cognizant Technology Solutions Corp., Class A	145,264	11,112,696
Managed Health Care–4.74%
Centene Corp.(b)	258,758	15,709,198
Elevance Health, Inc.	27,968	12,164,961
Humana, Inc.	60,027	15,883,144
UnitedHealth Group, Inc.	27,606	14,458,643
		58,215,946
Movies & Entertainment–1.67%
Walt Disney Co. (The)	207,296	20,460,115
Multi-line Insurance–1.46%
American International Group, Inc.	206,172	17,924,594
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Growth and Income Fund

Shares		Value
Oil & Gas Exploration & Production–2.52%
ConocoPhillips	194,005	$20,374,405
EQT Corp.	198,137	10,586,460
		30,960,865
Pharmaceuticals–6.54%
Bristol-Myers Squibb Co.	234,222	14,285,200
Johnson & Johnson	165,351	27,421,810
Merck & Co., Inc.	111,923	10,046,208
Pfizer, Inc.	379,994	9,629,048
Sanofi S.A.	170,645	18,894,126
		80,276,392
Property & Casualty Insurance–1.11%
Allstate Corp. (The)	65,974	13,661,236
Rail Transportation–2.10%
CSX Corp.	313,996	9,240,902
Norfolk Southern Corp.	69,916	16,559,605
		25,800,507
Real Estate Services–1.81%
CBRE Group, Inc., Class A(b)	170,400	22,284,912
Regional Banks–1.54%
Citizens Financial Group, Inc.	461,902	18,924,125
Restaurants–1.22%
Starbucks Corp.	153,060	15,013,655
Semiconductor Materials & Equipment–0.92%
Lam Research Corp.	155,297	11,290,092
Semiconductors–3.52%
Marvell Technology, Inc.	206,282	12,700,783
Microchip Technology, Inc.	358,595	17,359,584
NXP Semiconductors N.V. (China)	69,299	13,170,968
		43,231,335
Specialty Chemicals–1.49%
DuPont de Nemours, Inc.	125,565	9,377,194
PPG Industries, Inc.	81,370	8,897,810
		18,275,004
Systems Software–3.04%
Microsoft Corp.	65,943	24,754,343
Shares		Value
Systems Software–(continued)
Oracle Corp.	90,268	$12,620,369
		37,374,712
Tobacco–2.08%
Philip Morris International, Inc.	160,642	25,498,705
Trading Companies & Distributors–1.45%
Ferguson Enterprises, Inc.	111,164	17,811,808
Transaction & Payment Processing Services–3.30%
Fidelity National Information Services, Inc.	211,396	15,787,053
Fiserv, Inc.(b)	112,126	24,760,785
		40,547,838
Wireless Telecommunication Services–1.25%
T-Mobile US, Inc.	57,351	15,296,085
Total Common Stocks & Other Equity Interests (Cost $858,662,523)		1,209,779,106
Money Market Funds–1.42%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e)	6,083,007	6,083,007
Invesco Treasury Portfolio, Institutional Class, 4.25%(d)(e)	11,297,292	11,297,292
Total Money Market Funds (Cost $17,380,299)		17,380,299
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $876,042,822)		1,227,159,405
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.06%
Invesco Private Government Fund, 4.34%(d)(e)(f)	7,036,096	7,036,096
Invesco Private Prime Fund, 4.46%(d)(e)(f)	18,313,687	18,319,181
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $25,355,277)		25,355,277
TOTAL INVESTMENTS IN SECURITIES–102.01% (Cost $901,398,099)		1,252,514,682
OTHER ASSETS LESS LIABILITIES—(2.01)%		(24,643,918)
NET ASSETS–100.00%		$1,227,870,764
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,396,188	$21,797,997	$(23,111,178)	$-	$-	$6,083,007	$69,974
Invesco Treasury Portfolio, Institutional Class	13,738,066	40,481,995	(42,922,769)	-	-	11,297,292	128,948
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Growth and Income Fund

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,843,875	$97,712,185	$(94,519,964)	$-	$-	$7,036,096	$74,759*
Invesco Private Prime Fund	10,014,865	165,995,223	(157,690,907)	-	-	18,319,181	191,883*
Total	$34,992,994	$325,987,400	$(318,244,818)	$-	$-	$42,735,576	$465,564

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/07/2025	Bank of New York Mellon (The)	USD	16,321,356	GBP	12,646,332	$14,327
05/07/2025	Bank of New York Mellon (The)	CAD	15,567,699	USD	10,849,531	12,442
04/07/2025	State Street Bank & Trust Co.	CAD	3,959,546	USD	2,770,584	18,285
04/07/2025	State Street Bank & Trust Co.	EUR	225,251	USD	244,580	953
04/07/2025	State Street Bank & Trust Co.	GBP	1,103,211	USD	1,430,456	5,402
04/07/2025	State Street Bank & Trust Co.	USD	433,035	CAD	625,697	1,890
04/07/2025	State Street Bank & Trust Co.	USD	14,694,250	EUR	13,591,874	6,474
04/07/2025	State Street Bank & Trust Co.	USD	617,952	GBP	479,347	1,236
05/07/2025	State Street Bank & Trust Co.	CAD	520,931	USD	362,715	81
05/07/2025	State Street Bank & Trust Co.	EUR	248,289	USD	269,001	15
Subtotal—Appreciation						61,105
Currency Risk
04/07/2025	Bank of New York Mellon (The)	CAD	12,491,357	USD	8,678,989	(3,809)
04/07/2025	Bank of New York Mellon (The)	EUR	13,521,561	USD	14,119,282	(505,393)
04/07/2025	Bank of New York Mellon (The)	USD	10,833,472	CAD	15,567,699	(12,294)
05/07/2025	Bank of New York Mellon (The)	GBP	12,646,332	USD	16,320,180	(14,613)
04/07/2025	State Street Bank & Trust Co.	CAD	485,649	USD	336,510	(1,067)
04/07/2025	State Street Bank & Trust Co.	EUR	774,305	USD	822,326	(15,149)
04/07/2025	State Street Bank & Trust Co.	GBP	12,022,468	USD	15,187,996	(341,822)
04/07/2025	State Street Bank & Trust Co.	USD	519,688	CAD	743,156	(3,117)
04/07/2025	State Street Bank & Trust Co.	USD	1,011,565	EUR	929,243	(6,513)
05/07/2025	State Street Bank & Trust Co.	EUR	12,985,231	USD	14,062,148	(5,492)
Subtotal—Depreciation						(909,269)
Total Forward Foreign Currency Contracts						$(848,164)

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,169,204,532	$40,574,574	$—	$1,209,779,106
Money Market Funds	17,380,299	25,355,277	—	42,735,576
Total Investments in Securities	1,186,584,831	65,929,851	—	1,252,514,682
Other Investments - Assets*
Forward Foreign Currency Contracts	—	61,105	—	61,105
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(909,269)	—	(909,269)
Total Other Investments	—	(848,164)	—	(848,164)
Total Investments	$1,186,584,831	$65,081,687	$—	$1,251,666,518

*	Unrealized appreciation (depreciation).
Invesco V.I. Growth and Income Fund